Schedule of losses by year of expiry (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loss carry forwards	$ 189,282	$ 194,972
Expiring in 2026 [member]
IfrsStatementLineItems [Line Items]
Loss carry forwards	5,232
Expiring between 2027 - 2044 [member]
IfrsStatementLineItems [Line Items]
Loss carry forwards	163,233
Indefinite [member]
IfrsStatementLineItems [Line Items]
Loss carry forwards	$ 20,817